Financial Instruments - Fair Value Measurements	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Financial Instruments - Fair Value Measurements [Abstract]
Financial Instruments - Fair Value Measurements
34	Financial Instruments - Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability as against assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the Company’s own credit risk.

The carrying value of financial instruments not carried at fair value by categories are as below:

	September 30, 2024	March 31, 2024
As at	Carrying value	Carrying value
Financial assets
Cash and cash equivalents	$614,206	$1,496,144
Accounts receivable	102,658	194,197
Short term investments	-	298,495
Receivable from government authorities	355,054	445,828
Long term investments	25,553	91,947
Other financial assets	1,062,510	770,941
Total assets	$2,159,981	$3,297,552
Financial liabilities
Accounts payable	$15,903,160	$14,431,587
Debt	3,663,830	5,049,483
Redeemable Promissory Note	1,510,041	-
Other financial liabilities	1,271,066	1,232,930
Total liabilities	$22,348,097	$20,714,000

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	September 30, 2024
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$623,046	$-	$623,046	$-
Liabilities:
Atalaya Note	$6,772,885	$-	$-	$6,772,885

	March 31, 2024
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$629,908	$-	$629,908	$-
Liabilities:
Atalaya Note	$10,067,601	$-	$-	$10,067,601

Level 2: The fair value of Assets held for sale not traded in an active market is determined using the quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly considering all the relevant factors of assets.

The Company’s recurring Level 3 financial instruments within the Company’s fair value hierarchy as of September 30, 2024 and March 31, 2024 consist of the Company’s Atalaya Note.

Atalaya Note

The Company measures its notes at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of unsecured convertible note related to updated assumptions and estimates were recognized as change in fair value of Atalaya Note within the Condensed Consolidated Statements of Operations.

The Company used the following assumptions for the valuation of Atalaya Note as on September 30, 2024 in the model of Valuation of:

Atalaya Note
Remaining term (years)	0.50
Rate of interest	8.00%
Penal rate of interest	7.50%
Cost of Debt*	14.90%

*	Cost of debt for commensurate term is considered as discount rate for cash payment.

The assumptions for the valuation of Atalaya Note as on September 30, 2024 have been updated since the last valuation. Until March 31, 2024, the settlement of Atalaya Note could have been through either issue of shares or repayment of outstanding amount. During the six months ended September 30, 2024, the stock price of the Company were reduced below $25 ($ 0.25 prior to Reverse Stock Split) and in accordance with the agreement on the breach of this stock price threshold, the Atalaya Note is to be settled mandatorily in cash. The Company adopted discounted cash flow method to fair value the lability of Atalaya Note. The Company used the discount rate as per CCC+ bond i.e., 14.90% for discounting the future cash outflow.

The changes in the fair value are summarized below:

	Preferred stock warrant liability	Notes	SSCPN	Unsecured Convertible Note (‘Atalaya Note’)	Derivative financial instrument (‘Warrants’)

Balance as of April 1, 2023	$1,190,691	$10,944,727	$17,422,131	$-	$14,373,856
Issue of SSCPN and warrants	-	-	8,655,330	-	-
Change in fair value of convertible preferred stock warrant	(245,143)	-	-	-	-
Change in fair value of SSCPN	-	-	10,519,247	-	-
Change in fair value of Notes	-	420,022	-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	9,222,809
Balance as of June 30, 2023	$945,548	$11,364,749	$36,596,708	$-	$23,596,665
Issue of SSCPN and warrants	-	-	4,519,696	-	-
Change in fair value of convertible preferred stock warrant	(175,102)	-	-	-	-
Change in fair value of Notes	-	575,434	-	-	-
Change in fair value of SSCPN	-	-	6,141,965	-	-
Change in fair value of derivative financial instrument	-	-	-	-	813,566
Balance as of September 30, 2023	$770,446	$11,940,183	$47,258,369	$-	$24,410,231

Balance as of April 1, 2024	$-	$-	$-	$10,067,601	$-
Shares issued to Atalaya Note holders	-	-	-	(2,324,696)	-
Change in fair value of unsecured convertible note	-	-	-	(1,360,238)	-
Balance as of June 30, 2024	$-	$-	$-	$6,382,667	$-
Shares issued to Atalaya Note holders				-
Change in fair value of unsecured convertible note				390,218
Balance as of September 30, 2024	$-	$-	$-	$6,772,885	$-

During the three months and six months ended September 30, 2024 and September 30, 2023, there were no non-recurring fair value measure of assets or liabilities subsequent to initial recognition.

34	Financial Instruments - Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability as against assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the Company’s own credit risk.

The carrying value of financial instruments not carried at fair value by categories are as below:

	March 31, 2024	March 31, 2023
As at	Carrying value	Carrying value
Financial assets
Cash and cash equivalents	$1,794,639	$3,686,741
Accounts receivable	194,197	255,175
Receivable from government authorities	445,828	4,211,143
Long term investments	91,947	254,032
Other financial assets	770,941	1,381,926
Total assets	3,297,552	9,789,017
Financial liabilities
Accounts payable	$14,431,587	$6,547,978
Debt	5,049,483	5,509,948
Other financial liabilities	1,232,930	1,349,393
Total liabilities	20,714,000	13,407,319

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	March 31, 2024
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$629,908	$-	$629,908	$-
Liabilities:
Atalaya Note	10,067,601	-	-	10,067,601

	March 31, 2023
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$923,176	$-	$923,176	$-
Liabilities:
Preferred stock warrant liability	$1,190,691	$-	$-	$1,190,691
Notes	10,944,727	-	-	10,944,727
SSCPN	17,422,132	-	-	17,422,132
Derivative financial instrument	14,373,856	-	-	14,373,856

Level 2: The fair value of Assets held for sale not traded in an active market is determined using the quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly considering all the relevant factors of assets.

The Company’s recurring Level 3 financial instruments within the Company’s fair value hierarchy as of March 31, 2024 consist of Company’s Atalaya Note and as of March 31, 2023 consist of Company’s Notes, SSCPN, preferred stock warrant liability and derivative financial instrument.

The fair value of the warrant liability is estimated using a Monte Carlo simulation model as the series and number of shares issued upon exercise is contingent upon the outcome of multiple discrete scenarios. The fair value of the underlying shares used within the Monte Carlo simulation model was estimated using an option pricing model to estimate the allocation of value to the various classes of securities of the Company. The significant unobservable inputs into the valuation model include the expected warrant term, the fully-diluted stock value, and volatility. A significant increase/(decrease) in any of the unobservable inputs in isolation would result in a material increase/(decrease) in the Company’s estimate of fair value of the derivative financial instrument.

Warrant

The Company used the following assumptions for the valuation of warrant liability and derivative financial instrument in the model:

	December 28, 2023	March 31, 2023
Remaining term (years)	5.0	5.2
Volatility[1]	55%	53%
Risk-free rate[2]	3.80%	3.60%
Estimated exercise price	$3.0	$0.23-5
Fair value per share	$3.7	$10.7

1.	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.

2.	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.

Atalaya Note

The Company measures its notes at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of unsecured convertible note related to updated assumptions and estimates were recognized as change in fair value of Atalaya Note within the Consolidated Statements of Operations and Comprehensive Loss.

The Company used the following assumptions for the valuation of Atalaya Note as on March 31, 2024 in the model of Valuation of:

Atalaya Note
Remaining term (years)	4.75
Volatility[1]	80%
Risk-free rate[2]	4.90%
Conversion Price[3] (after Reverse Stock Split)	$1,000.00
Fair Value per Share[4] (after Reverse Stock Split)	$60.00

1.	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
2.	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.
3.	Conversion Price prior to Reverse Stock Split was $10
4.	Fair Value per share prior to Reverse Stock Split was $0.6

The changes in the fair value are summarized below:

	Preferred stock warrant liability	Notes	SSCPN	Unsecured Convertible Note (‘Atalaya Note’)	Derivative financial instrument (‘Warrants’) (Refer Note 18)
Balance as of April 01, 2022	$1,610,938	$-	$-	$-	$-
Issue of Notes	$-	$10,000,000	$-	-	$-
Issue of SSCPN and warrants	-	-	8,109,954	-	-
Change in fair value of convertible preferred stock warrant	(420,247)	-	-	-	-
Change in fair value of Notes	-	944,727	-	-	-
Change in fair value of SSCPN	-	-	9,312,177	-	-
Change in fair value of derivative financial instrument	-	-	-	-	14,373,856
Balance as of March 31, 2023	1,190,691	10,944,727	17,422,132	-	14,373,856

Balance as of April 1, 2023	1,190,691	10,944,727	17,422,132	-	14,373,856
Issue of unsecured convertible note at discount	-	-	-	8,434,605	-
Issue of SSCPN and warrants	-	-	13,175,026	-	-
Change in fair value of convertible preferred stock warrant	5,284,494	-	-	-	-
Change in fair value of SSCPN			(3,448,845)
Change in fair value of Notes	-	(6,990,870)	-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	3,465,293
Conversion to Common Stock	-	(3,953,857)	(27,148,313)	-	-
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company	(6,475,185)	-	-	-	(17,839,149)
Change in fair value of unsecured convertible note	-	-	-	1,632,996	-
Balance as of March 31, 2024	-	-	-	10,067,601	-

During the years ended March 31, 2024 and March 31, 2023, there were no non-recurring fair value measure of assets or liabilities subsequent to initial recognition.